Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies [Abstract]
Summary of estimated useful lives of property plant and equipment
The estimated useful lives per category are as follows:

Facilities	10 years
Machinery and equipment	10 years
Furniture and fixtures	10 years
Building improvements	10 years
Office equipment - Electronic equipment	5 years
Office equipment - IT equipment	5 years
Office equipment - Telephone equipment	5 years